Stock Options, Stock Appreciation Rights and Warrants (Details Textual 1)		1 Months Ended			3 Months Ended				12 Months Ended
	Aug. 12, 2015 shares	Dec. 09, 2016 shares	Aug. 31, 2015 IndependentDirector $ / shares shares	Jun. 30, 2015 $ / shares shares	Mar. 31, 2017 IndependentDirector Officers $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Dec. 31, 2016 decimal $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding					4,564,000	4,724,000			4,724,000		4,728,000
Salvatore J. Bucchere
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised				2,000
Exercise price of stock options (in dollars per share) | $ / shares				$ 0.51
Omagine director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised				2,000
Exercise price of stock options (in dollars per share) | $ / shares				$ 0.51
January 2012 Options [Member] | Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted					125,000				125,000
January 2012 Options [Member] | First Extension [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	950,000
Estimated fair value | $								$ 541,215
Requisite service period								507 days
Share price | $ / shares								$ 1.91
Expected term								507 days
Expected volatility rate								147.00%
Risk free interest rate								0.32%
Pricing model								Black Scholes option pricing model
January 2012 Options [Member] | Second Extension [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted		950,000
Estimated fair value | $						$ 59,660	$ 59,660
Requisite service period							387 days
Share price | $ / shares						$ 0.78	$ 0.78
Expected term						387 days	387 days
Expected volatility rate						91.45%	91.45%
Risk free interest rate						0.85%	0.85%
Pricing model						Black Scholes option pricing model	Black Scholes option pricing model
January 2012 Options [Member] | Deputy Managing Director of Omagine LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted					1,000,000				1,000,000
Exercise price | $ / shares									$ 1.25
Deputy managing director of omagine LLC (consultant to omagine), shares hold									160,000
Expiration date									Mar. 31, 2017
January 2012 Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted					1,685,000				1,685,000
Number of individuals					3				3
January 2012 Options [Member] | Officers, Directors and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted										2,915,000
January 2012 Options [Member] | Fourth Extension [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	1,965,000
Estimated fair value | $								$ 915,493
Requisite service period								507 days
Share price | $ / shares								$ 1.91
Expected term								507 days
Expected volatility rate								147.00%
Risk free interest rate								0.32%
Pricing model								Black Scholes option pricing model
January 2012 Options [Member] | Fifth Extension [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted		1,965,000
Estimated fair value | $						$ 232,263	$ 232,263
Requisite service period							387 days
Share price | $ / shares						$ 0.78	$ 0.78
Expected term						387 days	387 days
Expected volatility rate						91.45%	91.45%
Risk free interest rate						0.85%	0.85%
Pricing model						Black Scholes option pricing model	Black Scholes option pricing model
Strategic Options Exercisable Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted					1,965,000				1,965,000
Exercise price | $ / shares					$ 1.70				$ 1.70
Strategic Options Exercisable Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted					950,000				950,000
Exercise price | $ / shares					$ 2.55				$ 2.55
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted			1,455,000		1,455,000
Expiration date			Dec. 31, 2017
Estimated fair value | $								$ 1,654,481
Requisite service period								854 days
Share price | $ / shares			$ 2.00					$ 1.60
Expected term								854 days
Expected volatility rate								147.00%
Risk free interest rate								0.28%
Pricing model								Black Scholes option pricing model
Stock options outstanding					1,455,000	1,455,000			1,455,000
Stock Appreciation Rights (SARs) [Member] | Independent Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted			15,000		15,000				15,000
Number of individuals			1		1				1
Stock Appreciation Rights (SARs) [Member] | Deputy Managing Director of Omagine LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted			675,000		675,000				675,000
Stock Appreciation Rights (SARs) [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted					750,000				750,000
Number of individuals					3				3